Schedule of property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	£ 2,298,655
Ending balance	1,761,171	£ 2,298,655
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,309,141	5,289,108
Additions	240,712	20,033
Disposals	(228,026)
Ending balance	5,321,827	5,309,141
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,010,486	2,245,455
Additions		765,031
Disposals	(164,380)
Ending balance	3,560,656	3,010,486
Charge for the year	714,550
Facility and scientific equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,252,890
Ending balance	1,731,318	2,252,890
Facility and scientific equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,889,662	4,882,837
Additions	225,666	6,825
Disposals	(228,026)
Ending balance	4,887,302	4,889,662
Facility and scientific equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,636,772	1,932,812
Additions		703,960
Disposals	(164,380)
Ending balance	3,155,984	2,636,772
Charge for the year	683,592
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	20,430
Ending balance	20,378	20,430
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	333,148	321,051
Additions	15,046	12,097
Disposals
Ending balance	348,194	333,148
Computer equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	312,718	268,392
Additions		44,326
Disposals
Ending balance	327,816	312,718
Charge for the year	15,098
Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	25,335
Ending balance	9,475	25,335
Office equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	86,331	85,220
Additions		1,111
Disposals
Ending balance	86,331	86,331
Office equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	60,996	44,251
Additions		16,745
Disposals
Ending balance	76,856	£ 60,996
Charge for the year	£ 15,860